Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	$ 2,147,948	$ 2,268,360
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	985,943	1,102,675
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	1,042,283	1,165,685
Guangfa Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	$ 119,722